Cover	Aug. 27, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Essential Utilities, Inc. (the “Company”) on August 27, 2025 (the “Original 8-K”) in connection with its announcement of an agreement with IEP Hummingbird Energy, LLC and International Electric Power III, LLC. The Company is furnishing this Form 8-K/A for the sole purpose of providing a correction to the Press Release, which is furnished with this report on amended Exhibit 99.2. No other changes to the Original 8-K have been made.
Document Period End Date	Aug. 27, 2025
Entity File Number	001-06659
Entity Registrant Name	Essential Utilities, Inc.
Entity Central Index Key	0000078128
Entity Tax Identification Number	23-1702594
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	762 West Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010-3489
City Area Code	(610)
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.50 par value
Trading Symbol	WTRG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false